CONDENSED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Feb. 28, 2011	Feb. 28, 2010
Statement of Cash Flows [Abstract]
Net Loss	$ (7,827,075)	$ (5,607,040)	$ (11,196,018)	$ (16,092,777)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	92,176	93,366	186,594	138,448
Provision for bad debt			61,831	25,650
Amortization of debt discount	0	72,000	72,000	220,289
(Gain) Loss on debt settlement	(266,754)	57,032	129,032	43,022
Provision for inventory obsolescence	(116,720)	0	(106,235)	(213,367)
Stock options, compensation and warrants expense	3,512,127	86,281	172,903	6,209,181
Stock issued for inventory purchase			0	151,814
Stock issued for services	0	776,000	803,255	937,010
(Increase) decrease in:
Accounts receivable	(185,622)	(353,826)	(44,457)	(20,072)
Inventory	301,457	60,893	472,416	619,149
Other current assets and deposit	133,891	(50,525)	171,656	13,871
Accounts payable, customer deposit and accrued expenses	1,326,985	1,095,199	3,048,847	1,689,329
Customer advances			75,308	(6,996)
Net cash used in operating activities	(3,029,535)	(3,770,620)	(6,152,868)	(6,285,449)
Purchase of property, plant, and equipment	0	(9,599)	(9,598)	(342,841)
Cash flows from financing activities:
Net proceeds from issuance of common stock	1,221,020	470,925	2,479,487	2,104,400
Proceeds from notes payable	1,787,000	2,610,000	310,000	807,500
Proceeds from notes payable - related party, net			3,710,000	3,350,000
Repayments of notes payable	(30,000)	(50,000)	(277,500)	0
Net proceeds from warrants exercised			0	94,428
Proceeds from stock to be issued	0	704,000
Net cash provided by financing activities:	2,978,020	3,734,925	6,221,987	6,356,328
Net increase (decrease) in cash and cash equivalents	(51,515)	(45,294)	59,521	(271,962)
Cash and cash equivalents at beginning of period	104,815	45,294	45,294	317,256
Cash and cash equivalents at end of period	53,300	0	104,815	45,294
Supplemental disclosures of cash flow information
Interest paid	8,761	9,862	27,327	34,849
Income taxes paid	$ 0	$ 0	$ 0	$ 0